Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Summary of accounts receivable, net

	As of December 31,
	2020	2021
Accounts receivable, gross	12,904	34,345
Less: allowance for doubtful accounts	(588)	(1,644)
Total Accounts receivable, net	12,316	32,701